INTEREST AND FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST AND FINANCE COSTS, NET
Schedule of interest and finance costs, net

	Years ended December 31,
	2025 $	2024 $
Interest income	14,547	3,685
Credit facilities and other interest	(2,684)	(8,505)
2024 Convertible Notes interest	(6,469)	(3,616)
Amortization of discount and transaction costs	(8,901)	(7,555)
Bank stand-by and commitment fees	(944)	(1,050)
Accretion expense	(2,199)	(2,010)
Accretion of lease liabilities	(5,628)	(3,911)
2019 Convertible Debentures interest	–	(1,167)
	(12,278)	(24,129)